Business, Basis of Presentation and Significant Accounting Policies - Stock Offering (Details) (USD $)	0 Months Ended	12 Months Ended					0 Months Ended				0 Months Ended
	Apr. 10, 2013	Dec. 31, 2013 segments	Apr. 11, 2013	Dec. 31, 2012	Dec. 31, 2011		Oct. 29, 2013 Parent Issuer	May 07, 2013 Parent Issuer	Dec. 31, 2013 Parent Issuer	Dec. 31, 2012 Parent Issuer	May 07, 2013 ING International	Oct. 29, 2013 ING International
Item Effected [Line Items]
Shares issued by parent company and subsidiaries							37,950,000	30,769,230			44,201,773
Number of reportable segments		3
Number of operating segments		5
Total shares authorized			1,000,000,000
Common stock, shares authorized		900,000,000	900,000,000	900,000,000					900,000,000	900,000,000
Common stock, par value		$ 0.01	$ 0.01	$ 0.01					$ 0.01	$ 0.01
Preferred stock, shares authorized			100,000,000
Preferred stock, par value			$ 0.01
Stock split conversion ratio	2,295.248835
Common stock, shares issued			230,079,120						261,754,931	230,079,120
Common stock, shares outstanding	100,207	261,675,811	230,000,000	230,000,000	230,000,000	[1]
Treasury stock, shares		79,120	79,120	79,120
Ownership by affiliate of parent company												57.00%

[1]	Share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.